Shareholder Report, Holdings (Details)	Aug. 31, 2024
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R2 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R4 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Hotels, Restaurants & Leisure [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Semiconductors & Semiconductor Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Health Care Equipment & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Aerospace & Defense [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Specialty Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Real Estate Management & Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Oil, Gas & Consumable Fuels [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Media [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Ground Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Consumer Staples Distribution & Retail [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Commercial Services & Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Entertainment Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Food and Beverage Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Electronic Equipment, Instruments & Components [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Affiliated Mutual Fund - Short-Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Machinery [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Professional Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Construction Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Textiles, Apparel & Luxury Goods [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Building Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Personal Care Products [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Electrical Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Household Durables [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Capital Markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Trading Companies & Distributors [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Construction & Engineering [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Independent Power & Renewable Electricity Producers [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
PGIM JENNISON MID-CAP GROWTH FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)